Financial instruments - Schedule of net gains or losses by category of financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Financial assets at amortized cost
Interest income	$ 4,212	$ 4,045	$ 12,126	$ 11,305
Total	4,693	(955)	9,833	13,439
Financial liabilities at amortized cost
Interest expense	(509)	(557)	(1,422)	(1,602)
Total	1,444	(486)	(2,344)	(1,504)
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	1,987	0	(875)	0
Sub-total	1,987	0	(875)	0
Financial liabilities at amortized cost
Financial assets at amortized cost
Gain on foreign currency transactions	(24)	(29)	0	1
Unrealized gain on foreign currency	0	124	0	124
Loss on foreign currency transactions	(9)	(17)	(46)	(19)
Financial liabilities at amortized cost
Interest expense	(510)	(557)	(1,423)	(1,602)
Gain on foreign currency transactions	(24)	(29)	0	1
Unrealized gain on foreign currency	0	124	0	124
Loss on foreign currency transactions	(9)	(17)	(46)	(19)
Sub-total	(543)	(486)	(1,469)	(1,504)
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Gain on valuation of financial assets	18	0	18	0
Loss on valuation of financial assets	15	(7)	(6)	(20)
Gains (losses) on disposal	(426)	0	(426)	0
Sub-total	(283)	(7)	(304)	(20)
Financial assets at amortized cost
Unrealized gain on foreign currency	110	0	110	0
Financial liabilities at amortized cost
Unrealized gain on foreign currency	110	0	110	0
Financial assets at amortized cost
Financial assets at amortized cost
Interest income	4,212	4,045	12,126	11,305
Gain on foreign currency transactions	83	26	361	4,164
Unrealized gain on foreign currency	126	(3,415)	256	122
Loss on foreign currency transactions	(721)	(321)	(2,161)	(375)
Unrealized loss on foreign currency	1,276	(1,283)	(445)	(1,757)
Sub-total	4,976	(948)	10,137	13,459
Financial liabilities at amortized cost
Gain on foreign currency transactions	83	26	361	4,164
Unrealized gain on foreign currency	126	(3,415)	256	122
Loss on foreign currency transactions	$ (721)	$ (321)	$ (2,161)	$ (375)